Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	1.70%	1.36%	0.86%
Discount rates in determining benefit obligation	2.89%	1.70%	1.36%
Rates of increase in future compensation level for determining expense	3.49%	3.47%	3.46%
Rates of increase in future compensation level for determining benefit obligation	3.91%	3.49%	3.47%
Expected rates of return on plan assets	2.89%	2.97%	2.93%
Cash balance crediting rate for determining expense	2.46%	2.46%	2.46%
Cash balance crediting rate for determining benefit obligation	2.53%	2.46%	2.46%
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	5.06%	4.74%	2.51%
Discount rates in determining benefit obligation	5.22%	5.06%	4.76%
Rates of increase in future compensation level for determining expense	5.50%	5.09%	5.04%
Rates of increase in future compensation level for determining benefit obligation	5.44%	5.50%	5.09%
Expected rates of return on plan assets	5.93%	4.98%	4.86%
Cash balance crediting rate for determining expense	4.38%	3.72%	1.94%
Cash balance crediting rate for determining benefit obligation	4.59%	4.38%	3.72%
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	5.00%	4.59%	2.21%
Discount rates in determining benefit obligation	5.26%	5.06%	4.68%
Rates of increase in future compensation level for determining expense	0.00%	0.00%	0.00%
Rates of increase in future compensation level for determining benefit obligation	0.00%	0.00%	0.00%
Expected rates of return on plan assets	7.00%	6.25%	5.50%
Cash balance crediting rate for determining expense	0.00%	0.00%	0.00%
Cash balance crediting rate for determining benefit obligation	0.00%	0.00%	0.00%